Segment information - Segment results (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Segment information
Segment revenues	$ 18,371,221	$ 210,708	$ 48,595,549	$ 387,927
Segment gross profit (loss)	3,188,297	25,210	11,784,104	(14,904)
Research and development	49,739	528,777	268,752	1,276,326
Office salaries and benefits	2,340,352	512,525	7,471,800	1,538,915
Selling and marketing expenses	2,154,069	740,666	5,600,296	1,891,794
Professional fees	630,275	499,256	1,895,695	1,937,474
Office and general [note 7]	2,489,407	321,127	5,513,846	925,587
Share-based compensation	21,035	8,440	65,146	31,660
Depreciation and amortization	851,945	95,651	2,494,634	263,556
Net finance expense (income)	369,484	2,435,885	387,472	948,432
Segment expenses	8,906,306	5,142,327	23,697,641	8,813,744
Segment loss before taxes	(5,718,009)	(5,117,117)	(11,913,537)	(8,828,648)
Sales of boats
Segment information
Segment revenues	16,866,555	114,971	44,253,343	227,512
Sales of parts and boat maintenance
Segment information
Segment revenues	1,441,469	7,028	4,099,321	36,788
Boat rental and boat club membership revenue
Segment information
Segment revenues	63,197	31,405	157,984	66,323
Sale of powertrain systems
Segment information
Segment revenues		57,304	84,901	57,304
Vision Marine Segment
Segment information
Segment revenues	396,120	210,708	976,012	387,927
Segment gross profit (loss)	30,845	25,210	108,260	(14,904)
Research and development	49,739	528,777	268,752	1,276,326
Office salaries and benefits	800,346	512,525	2,041,685	1,538,915
Selling and marketing expenses	646,989	740,666	1,772,077	1,891,794
Professional fees	551,152	499,256	1,576,658	1,937,474
Office and general [note 7]	1,342,051	321,127	2,061,023	925,587
Share-based compensation	21,035	8,440	65,146	31,660
Depreciation and amortization	88,332	95,651	294,152	263,556
Net finance expense (income)	(97,561)	2,435,885	(1,813,596)	948,432
Segment expenses	3,402,083	5,142,327	6,265,897	8,813,744
Segment loss before taxes	(3,371,238)	(5,117,117)	(6,157,637)	(8,828,648)
Vision Marine Segment | Sales of boats
Segment information
Segment revenues	325,945	114,971	706,266	227,512
Vision Marine Segment | Sales of parts and boat maintenance
Segment information
Segment revenues	14,388	7,028	52,775	36,788
Vision Marine Segment | Boat rental and boat club membership revenue
Segment information
Segment revenues	55,787	31,405	132,070	66,323
Vision Marine Segment | Sale of powertrain systems
Segment information
Segment revenues		$ 57,304	84,901	$ 57,304
NVG Segment
Segment information
Segment revenues	17,975,101		47,619,537
Segment gross profit (loss)	3,157,452		11,675,844
Office salaries and benefits	1,540,006		5,430,115
Selling and marketing expenses	1,507,080		3,828,219
Professional fees	79,123		319,037
Office and general [note 7]	1,147,356		3,452,823
Depreciation and amortization	763,613		2,200,482
Net finance expense (income)	467,045		2,201,068
Segment expenses	5,504,223		17,431,744
Segment loss before taxes	(2,346,771)		(5,755,900)
NVG Segment | Sales of boats
Segment information
Segment revenues	16,540,610		43,547,077
NVG Segment | Sales of parts and boat maintenance
Segment information
Segment revenues	1,427,081		4,046,546
NVG Segment | Boat rental and boat club membership revenue
Segment information
Segment revenues	$ 7,410		$ 25,914